Reportable Segments And Geographical Information	12 Months Ended
Dec. 31, 2012
Reportable Segments And Geographical Information [Abstract]
Reportable Segments And Geographical Information
NOTE 15:-	REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION

a.	Reportable segments:

The Company operates in three operation-based segments: Customer Interactions Solutions, Security Solutions and Financial Crime and Compliance Solutions and these three segments comprise its reporting units.

Each of the operational segments is overseen by their respective segment managers. The segment managers report directly to the Chief Operating Decision Maker ("CODM") with respect to their operating results.

The Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available. Certain comparative figures related to the amortization of intangible assets have been reclassified to conform to current year presentation.

The following tables present the financial information of the Company's reportable segments.

	Year ended December 31, 2012
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$565,993	$185,916	$127,103	$-	$879,012

Operating income (loss)	$112,027	$27,645	$3,200	$(97,240)	$45,632

	Year ended December 31, 2011
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$477,572	$191,852	$124,407	$-	$793,831

Operating income (loss)	$123,237	$27,164	$(6,662)	$(84,711)	$59,028

	Year ended December 31, 2010
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$403,940	$165,998	$119,513	$-	$689,451

Operating income (loss)	$111,771	$8,535	$71	$(71,325)	$49,052

The following presents long-lived assets of December 31, 2012 and 2011, based on operational segments:

	December 31,
	2012	2011

Customer Interactions Solutions	$24,247	$14,535
Security Solutions	5,941	4,533
Financial Crime and Compliance Solutions	7,157	7,319
Non-allocated	3,933	1,912

	$41,278	$28,299

b.	Geographical information:

Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year ended December 31,
	2012	2011	2010

Americas	$549,575	$499,162	$429,889
EMEA *)	200,624	187,650	175,489
Israel	9,784	8,990	7,316
Asia Pacific	119,029	98,029	76,757

	$879,012	$793,831	$689,451

The following presents long-lived assets of December 31, 2012 and 2011, based on geographical segments:

	December 31,
	2012	2011

Americas	$8,583	$7,735
EMEA *)	5,042	4,334
Israel	25,942	14,685
Asia Pacific	1,711	1,545

	$41,278	$28,299

*)	Includes Europe, the Middle East (excluding Israel) and Africa.